Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table and footnotes summarize the total compensation we paid to our named executive officers (our “NEOs”), compensation “actually paid” to our NEOs (calculated in accordance with SEC rules), the cumulative total shareholder return of the Company and our net income for the past three fiscal years. None of our NEOs is employed by us. Tremont, a subsidiary of RMR, provides, or arranges with RMR to provide, services that otherwise would be provided by employees and either RMR or Tremont employs and compensates our NEOs directly and in their sole discretion in connection with their services rendered to Tremont, RMR, to us and other companies to which RMR or Tremont provide management services. For information regarding the compensation paid by us to Tremont and RMR, please see the below “Certain Related Person Transactions” section. We do not pay our NEOs salaries or bonuses or provide other cash compensation or employee benefits. We provide equity incentive compensation to our NEOs pursuant to the terms of our 2021 Equity Plan.
Pay Versus Performance
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of initial fixed $100 Investment Based on Total Shareholder Return*	Net Income ($000s)
2023	$45,856	$67,918	$27,142	$35,441	$161.46	$25,965
2022	38,907	32,294	8,192	4,453	99.58	27,640
2021	36,425	39,029	36,435	68,487	103.44	24,650

*
The cumulative total shareholder return (“TSR”) for 2021 is based on the period from January 5, 2021 through December 31, 2021, and the three year cumulative TSR for 2023 is based on the period from January 5, 2021 through December 31, 2023. On January 5, 2021, we ceased to be a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. Since that deregistration, we fully implemented the change in our business mandate that our shareholders had approved in April 2020 to focus primarily on originating and investing in first mortgage whole loans secured by middle market and transitional CRE. Accordingly, we have not included the time period prior to that deregistration in the calculation of TSR.

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2023	Thomas Lorenzini	$7,531	$36,232	$13,675	$7,665	$2,815	$60,387	$67,918

(2)
The only non-PEO NEOs for 2023 are Fernando Diaz and Tiffany R. Sy.

(3)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2023	$2,504	$23,292	$3,910	$4,928	$807	$32,937	$35,441

PEO Total Compensation Amount	$ 45,856	$ 38,907	$ 36,425
PEO Actually Paid Compensation Amount	$ 67,918	32,294	39,029
Adjustment To PEO Compensation, Footnote
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2023	Thomas Lorenzini	$7,531	$36,232	$13,675	$7,665	$2,815	$60,387	$67,918

Non-PEO NEO Average Total Compensation Amount	$ 27,142	8,192	36,435
Non-PEO NEO Average Compensation Actually Paid Amount	$ 35,441	4,453	68,487
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The only non-PEO NEOs for 2023 are Fernando Diaz and Tiffany R. Sy.
(3)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2023	$2,504	$23,292	$3,910	$4,928	$807	$32,937	$35,441

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 161.46	99.58	103.44
Net Income (Loss)	$ 25,965,000	$ 27,640,000	$ 24,650,000
PEO Name	Thomas Lorenzini
PEO | Thomas Lorenzini [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,531
PEO | Thomas Lorenzini [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,387
PEO | Thomas Lorenzini [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,232
PEO | Thomas Lorenzini [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,675
PEO | Thomas Lorenzini [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,665
PEO | Thomas Lorenzini [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,815
Non-PEO NEO | Fernando Diaz and Tiffany R. Sy. [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,504
Non-PEO NEO | Fernando Diaz and Tiffany R. Sy. [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,937
Non-PEO NEO | Fernando Diaz and Tiffany R. Sy. [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,292
Non-PEO NEO | Fernando Diaz and Tiffany R. Sy. [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,910
Non-PEO NEO | Fernando Diaz and Tiffany R. Sy. [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,928
Non-PEO NEO | Fernando Diaz and Tiffany R. Sy. [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 807